S-K 1603(a) SPAC Sponsor	Jan. 02, 2026
SPAC Sponsor, Compensation [Line Items]
SPAC Sponsor Name	One Universe Sponsor Limited
SPAC Sponsor Form of Organization	Limited Liability Company